Long-term debt (Tables)	12 Months Ended
Mar. 27, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 27, 2021	March 28, 2020
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CDOR plus 8.25%, repayable at maturity in October 2022, secured by the assets of the Company (net of deferred financing costs of $167,000 and $272,000, respectively). Refer to note 6 for additional information	12,333	12,228
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $44,000).	9,956	—
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	1,887	2,109
USD $2.5 million loan owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c)). Repayable in August 2021.	1,573	1,757
Obligations under finance leases, at annual interest rates between 2.2% and 3.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025.	273	187

	26,022	16,281
Current portion of long-term debt	2,960	64

	$23,062	$16,217

Summary of Future Minimum Lease Payments for Finance Leases
(c)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2022	$75
2023	75
2024	69
2025	68
2026	54

341

Less imputed interest	68

$273

Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease
(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2022	$2,981
2023	14,575
2024	2,069
2025	2,068
2026	2,054
Thereafter	2,554

$26,301